Business Acquisition - Allocation of Purchase Price for Acquisition (Details) ¥ in Thousands, $ in Thousands							12 Months Ended
	Nov. 29, 2019 CNY (¥)	Jul. 09, 2019 CNY (¥)	Jul. 01, 2019 CNY (¥)	Nov. 01, 2018 CNY (¥)	Aug. 16, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill							¥ 2,055,922	¥ 1,243,817		$ 295,315
Trademark
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets							5 years 4 months 24 days
Relationship with Partnership School
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets							6 years 4 months 24 days
Franchise Agreement
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets							3 years 4 months 24 days
Student Base | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets							2 years 2 months 12 days
Student Base | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets							7 years
ZMN Education
Business Acquisition [Line Items]
Cash and cash equivalents						¥ 21,407
Prepaid expenses and other current assets						13,266
Restricted cash						1,008
Property, plant and equipment, net						9,723
Rental deposits						7,285
Deferred revenue						(208,345)
Account payables						(564)
Accrued expenses and other current liabilities						(32,857)
Loans from third parties						(23,802)
Deferred tax liabilities						(8,100)
Goodwill						324,429
Total						¥ 135,850
ZMN Education | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net						3 years
ZMN Education | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net						5 years
ZMN Education | Trademark
Business Acquisition [Line Items]
Intangible assets						¥ 32,400
Depreciation or amortization period, intangible assets						5 years 4 months 24 days
Beijing GEDU
Business Acquisition [Line Items]
Cash and cash equivalents					¥ 89,437
Inventories					6,620
Prepaid expenses and other current assets					117,333
Restricted cash					14,332
Property, plant and equipment, net					132,844
Deferred tax assets					2,547
Rental deposits					18,381
Deferred revenue					(221,484)
Account payables					(6,197)
Accrued expenses and other current liabilities					(79,167)
Income tax payable					(2,505)
Franchise deposits					(7,344)
Deferred tax liabilities					(54,164)
Goodwill					323,354
Total					483,687
Beijing GEDU | Trademark
Business Acquisition [Line Items]
Intangible assets					¥ 140,000
Depreciation or amortization period, intangible assets								Indefinite
Beijing GEDU | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net					2 years
Beijing GEDU | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net					37 years
Beijing GEDU | Relationship with Partnership School
Business Acquisition [Line Items]
Intangible assets					¥ 5,300
Depreciation or amortization period, intangible assets					6 years 4 months 24 days
Beijing GEDU | Franchise Agreement
Business Acquisition [Line Items]
Intangible assets					¥ 4,400
Depreciation or amortization period, intangible assets					3 years 4 months 24 days
Other 2017 Acquirees
Business Acquisition [Line Items]
Cash and cash equivalents									¥ 15,824
Inventories									256
Prepaid expenses and other current assets									13,221
Amounts due from related parties									63,194
Property, plant and equipment, net									1,377
Deferred revenue									(85,197)
Accrued expenses and other current liabilities									(12,388)
Deferred tax liabilities									(6,775)
Goodwill									158,158
Total									¥ 174,770
Other 2017 Acquirees | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net									3 years
Other 2017 Acquirees | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net									5 years
Other 2017 Acquirees | Student Base
Business Acquisition [Line Items]
Intangible assets									¥ 27,100
Other 2017 Acquirees | Student Base | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets									3 years 6 months
Other 2017 Acquirees | Student Base | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets									5 years 10 months 24 days
Shandong Zengyu
Business Acquisition [Line Items]
Prepaid expenses and other current assets				¥ 37,169
Property, plant and equipment, net				1,241
Rental deposits				290
Deferred revenue				(35,534)
Accrued expenses and other current liabilities				(2,219)
Deferred tax liabilities				(1,675)
Goodwill				71,028
Total				¥ 77,000
Shandong Zengyu | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net				3 years
Shandong Zengyu | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net				5 years
Shandong Zengyu | Student Base
Business Acquisition [Line Items]
Intangible assets				¥ 6,700
Depreciation or amortization period, intangible assets				2 years 2 months 12 days
Other 2018 Acquirees
Business Acquisition [Line Items]
Cash and cash equivalents								¥ 54
Prepaid expenses and other current assets								8,504
Restricted cash								200
Deferred revenue								(8,704)
Accrued expenses and other current liabilities								(769)
Deferred tax liabilities								(275)
Goodwill								19,876
Total								19,986
Other 2018 Acquirees | Student Base
Business Acquisition [Line Items]
Intangible assets								¥ 1,100
Depreciation or amortization period, intangible assets								3 years 6 months
Beijing Xiaoze
Business Acquisition [Line Items]
Cash and cash equivalents			¥ 20,057
Inventories			1,508
Prepaid expenses and other current assets			52,596
Property, plant and equipment, net			205
Operating lease right-of-use assets			63,652
Deferred revenue			(108,406)
Operating lease liabilities			(58,621)
Accrued expenses and other current liabilities			(1,392)
Deferred tax liabilities			(10,925)
Goodwill			167,626
Total			¥ 170,000
Beijing Xiaoze | Trademark
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets			Indefinite
Beijing Xiaoze | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net			3 years
Beijing Xiaoze | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net			5 years
Beijing Xiaoze | Trademark
Business Acquisition [Line Items]
Intangible assets			¥ 43,700
Xi'an Intest
Business Acquisition [Line Items]
Cash and cash equivalents		¥ 22,245
Prepaid expenses and other current assets		47
Property, plant and equipment, net		2,074
Operating lease right-of-use assets		45,269
Rental deposits		464
Deferred revenue		(45,581)
Operating lease liabilities		(41,469)
Accrued expenses and other current liabilities		(6,072)
Deferred tax liabilities		(3,925)
Goodwill		124,248
Total		¥ 113,000
Xi'an Intest | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net		3 years
Xi'an Intest | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net		5 years
Xi'an Intest | Student Base
Business Acquisition [Line Items]
Intangible assets		¥ 15,700
Depreciation or amortization period, intangible assets		3 years 6 months
Dalian Keyuan
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 8,223
Prepaid expenses and other current assets	64,330
Property, plant and equipment, net	1,204
Operating lease right-of-use assets	37,780
Rental deposits	931
Deferred revenue	(67,415)
Bank borrowing	(4,500)
Operating lease liabilities	(32,333)
Accrued expenses and other current liabilities	(6,280)
Deferred tax liabilities	(3,150)
Goodwill	160,560
Total	¥ 171,950
Dalian Keyuan | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net	3 years
Dalian Keyuan | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net	5 years
Dalian Keyuan | Student Base
Business Acquisition [Line Items]
Intangible assets	¥ 12,600
Depreciation or amortization period, intangible assets	4 years 1 month 6 days
Other 2019 Acquirees
Business Acquisition [Line Items]
Cash and cash equivalents							¥ 14,329
Prepaid expenses and other current assets							105,367
Restricted cash							1,951
Property, plant and equipment, net							1,990
Operating lease right-of-use assets							69,970
Rental deposits							1,155
Deferred revenue							(148,484)
Operating lease liabilities							(62,772)
Accrued expenses and other current liabilities							(6,595)
Deferred tax liabilities							(2,125)
Goodwill							359,671
Total							¥ 342,957
Other 2019 Acquirees | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net							3 years
Other 2019 Acquirees | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net							5 years
Other 2019 Acquirees | Student Base
Business Acquisition [Line Items]
Intangible assets							¥ 8,500
Other 2019 Acquirees | Student Base | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets							2 years 7 months 6 days
Other 2019 Acquirees | Student Base | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets							3 years 7 months 6 days